Other operating income/(expense) - Information about Other Operating Income Expense (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other operating income expense [abstract]
Fair value remeasurements of equity investments	£ 37	£ (6)	£ (14)
Disposal of businesses and assets	591	2,779	541
Fair value remeasurements on contingent consideration recognised in business combinations	(1,058)	(1,286)	(92)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	(48)	52	234
Fair value adjustments on derivative financial instruments	(4)	20	0
Other income	6	65	20
Other operating income expense	£ (476)	£ 1,624	£ 689